CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Voting shares: issued	1	1	1
Voting shares: outstanding	1	1	1
Capital: Units/shares issued	34,787,500	34,787,500	34,787,500
Capital: Units/shares outstanding	34,787,500	34,787,500	34,787,500
Linn Energy, LLC [Member]
Capital: Units/shares issued	235,209,281	235,073,968	234,513,243	177,364,558
Capital: Units/shares outstanding	235,209,281	235,073,968	234,513,243	177,364,558